Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Of Financial Instruments Tables
Fair Value of Financial Instruments

	Fair Value Measurements at March 31, 2017
	Level 1	Level 2	Level 3
Assets
Cash	$209,885	$-	$-
Total assets	209,885	-	-
Liabilities
Notes payable, related parties	-	30,000	-
Derivative liabilities	-	-	5,092,870
Total liabilities	-	30,000	5,092,870
	$209,885	$(30,000)	$(5,092,870)

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$22,437	$-	$-
Total assets	22,437	-	-
Liabilities
Convertible note payable, net of discounts	-	153,024	-
Notes payable, related parties		30,000	-
Derivative liabilities	-	-	221,822
Total liabilities	-	183,024	221,822
	$22,437	$(183,024)	$(221,822)

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$22,437	$-	$-
Total assets	22,437	-	-
Liabilities
Convertible note payable, net of discounts	-	153,024	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	183,024	-
	$22,437	$(183,024)	$-

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	41,815	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	71,815	-
	$35,414	$(71,815)	$-